General and Administrative Expenses	12 Months Ended
Dec. 31, 2013
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 14: GENERAL AND ADMINISTRATIVE EXPENSES
General and administrative expenses at December 31, 2013, 2012 and 2011 were as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Payroll and related costs	$ 7,351	$ 7,448	$ 7,211
Professional fees	3,852	3,902	3,000
Other expenses	3,414	3,494	3,451

Total	$ 14,617	$ 14,844	$ 13,662

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